Litigation, regulatory and similar matters (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	$ 2,571
Increase in provisions recognized in the income statement	1,361
Release of provisions recognized in the income statement	(136)
Provisions used in conformity with designated purpose	(434)
Foreign currency translation / unwind of discount	(72)
Balance at the end of period	3,322
Litigation, regulatory and similar matters
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	2,135
Increase in provisions recognized in the income statement	986
Release of provisions recognized in the income statement	(74)
Provisions used in conformity with designated purpose	(189)
Foreign currency translation / unwind of discount	(59)
Balance at the end of period	2,798
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	861
Increase in provisions recognized in the income statement	754
Release of provisions recognized in the income statement	(60)
Provisions used in conformity with designated purpose	(175)
Foreign currency translation / unwind of discount	(42)
Balance at the end of period	1,338
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	115
Increase in provisions recognized in the income statement	84
Release of provisions recognized in the income statement	(11)
Provisions used in conformity with designated purpose	(1)
Foreign currency translation / unwind of discount	(6)
Balance at the end of period	181
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	0
Increase in provisions recognized in the income statement	9
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	1
Foreign currency translation / unwind of discount	0
Balance at the end of period	8
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	227
Increase in provisions recognized in the income statement	107
Release of provisions recognized in the income statement	(4)
Provisions used in conformity with designated purpose	(10)
Foreign currency translation / unwind of discount	(11)
Balance at the end of period	310
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	932
Increase in provisions recognized in the income statement	32
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(2)
Foreign currency translation / unwind of discount	0
Balance at the end of period	962
UBS AG
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	2,534
Increase in provisions recognized in the income statement	1,286
Release of provisions recognized in the income statement	(128)
Provisions used in conformity with designated purpose	(396)
Foreign currency translation / unwind of discount	(70)
Balance at the end of period	3,256
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	2,135
Increase in provisions recognized in the income statement	986
Release of provisions recognized in the income statement	(74)
Provisions used in conformity with designated purpose	(189)
Foreign currency translation / unwind of discount	(59)
Balance at the end of period	2,798
UBS AG | Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	861
Increase in provisions recognized in the income statement	754
Release of provisions recognized in the income statement	(60)
Provisions used in conformity with designated purpose	(175)
Foreign currency translation / unwind of discount	(42)
Balance at the end of period	1,338
UBS AG | Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	115
Increase in provisions recognized in the income statement	84
Release of provisions recognized in the income statement	(11)
Provisions used in conformity with designated purpose	(1)
Foreign currency translation / unwind of discount	(6)
Balance at the end of period	181
UBS AG | Litigation, regulatory and similar matters | Asset Management
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	0
Increase in provisions recognized in the income statement	9
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(1)
Foreign currency translation / unwind of discount	0
Balance at the end of period	8
UBS AG | Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	227
Increase in provisions recognized in the income statement	107
Release of provisions recognized in the income statement	(4)
Provisions used in conformity with designated purpose	(10)
Foreign currency translation / unwind of discount	(11)
Balance at the end of period	310
UBS AG | Litigation, regulatory and similar matters | Group Functions
Disclosure Of Operating Segments [Table]
Balance at the beginning of period	932
Increase in provisions recognized in the income statement	32
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(2)
Foreign currency translation / unwind of discount	0
Balance at the end of period	$ 962